CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Revenues:
Online game services	¥ 71,564,023	$ 10,999,189	¥ 48,565,620	¥ 40,504,363
Other revenues	1,644,143	252,700	7,719,902	6,105,523
Revenue, net, total	73,208,166	11,251,889	56,285,522	46,609,886
Sales taxes	(59,610)	(9,162)	(86,236)	(198,555)
Total net revenues	73,148,556	11,242,727	56,199,286	46,411,331
Cost of revenues	(23,782,054)	(3,655,235)	(48,518,779)	(67,743,995)
Gross (loss) profit	49,366,502	7,587,492	7,680,507	(21,332,664)
Operating (expenses) income:
Product development	(45,112,396)	(6,933,648)	(77,991,408)	(135,042,829)
Sales and marketing	(9,089,969)	(1,397,103)	(21,286,647)	(31,692,522)
General and administrative	(108,824,680)	(16,726,047)	(129,047,846)	(131,768,503)
Impairment loss on goodwill			(10,561,857)
Provision for long-term receivables and prepayments				(8,439,580)
Impairment on intangible assets	0		(68,003,805)	0
Gain on disposal of subsidiaries				3,339,394
Total operating expenses	(163,027,045)	(25,056,798)	(306,891,563)	(303,604,040)
Other operating (expenses) income	349,954	53,787	3,604,749	(1,563,518)
Loss from operations	(113,310,589)	(17,415,519)	(295,606,307)	(326,500,222)
Impairment on available-for-sale investment			(244,798,058)
Impairment on other investment	(9,109,312)	(1,400,076)	(2,806,439)	0
Interest income	30,525	4,692	161,144	775,152
Interest expense	(83,922,200)	(12,898,605)	(56,471,609)	(6,397,192)
Fair value change on warrants liability	12,615,466	1,938,962	48,057,204	(7,129,161)
(Loss) gain on disposal of equity investee and available-for-sale investment	115,349	17,729	(1,217,405)
Foreign exchange (loss) gain	19,206,747	2,952,023	(13,131,779)	(7,313,303)
Other income, net	4,669,587	717,702	3,179,508	5,396,548
Loss before income tax expense and share of loss in equity method investments	(169,704,427)	(26,083,092)	(562,633,741)	(341,168,178)
Income tax benefit			6,079,282
Recovery of equity investment in excess of cost	60,548,651	9,306,157
Share of loss in equity method investments	(2,937,131)	(451,429)	(110,535,486)	(13,013,791)
Net loss	(112,092,907)	(17,228,364)	(667,089,945)	(354,181,969)
Net (loss) gain attributable to noncontrolling interest	3,955,640	607,971	(58,584,204)	(16,655,902)
Net (loss) gain attributable to redeemable noncontrolling interest	2,117,303	325,424	(14,724,152)	(32,697,713)
Net loss attributable to The9 Limited	(118,165,850)	(18,161,759)	(593,781,589)	(304,828,354)
Change in redemption value of redeemable noncontrolling interest	(57,126,233)	(8,780,141)	(82,890,188)	(79,805,706)
Net loss attributable to holders of ordinary shares	(175,292,083)	(26,941,900)	(676,671,777)	(384,634,060)
Other comprehensive income (loss) :
Currency translation adjustments	(9,525,761)	(1,464,083)	(1,754,639)	5,009,430
Total comprehensive loss	(121,618,668)	(18,692,447)	(668,844,584)	(349,172,539)
Comprehensive (loss) gain attributable to:
Noncontrolling interest	13,457,650	2,068,403	(66,293,454)	(16,912,488)
Redeemable non-controlling interest	2,117,303	325,424	(14,724,152)	(32,697,713)
The9 Limited	¥ (137,193,621)	$ (21,086,274)	¥ (587,826,978)	¥ (299,562,338)
Net loss attributable to holders of ordinary shares per share:
- Basic and diluted | (per share)	¥ (5.24)	$ (0.81)	¥ (28.34)	¥ (16.55)
Weighted average number of shares outstanding:
- Basic and diluted | shares	33,426,448	33,426,448	23,874,102	23,235,848